INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,287	$ 7,055
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	110,769	111,880
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	722	778
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	16,923	17,417
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	33,481	33,325
Recognized deferred tax assets	13,847	12,365
Unrecognized deferred tax assets	19,634	20,960
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	28,642	28,569
Recognized deferred tax assets	10,384	9,381
Unrecognized deferred tax assets	18,258	19,188
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	722	778
Recognized deferred tax assets	104	127
Unrecognized deferred tax assets	618	651
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	4,117	3,978
Recognized deferred tax assets	3,359	2,857
Unrecognized deferred tax assets	$ 758	$ 1,121